Common stock (Employee options vested and exercised) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Grant-date fair value of options vested during period	$ 517	$ 881	$ 469	$ 470
Intrinsic value of options exercised during period	$ 5,923	$ 2,565	$ 261	$ 1